Right-of-use assets and lease liabilities	12 Months Ended
Dec. 31, 2024
Right-of-use assets and lease liabilities
Right-of-use assets and lease liabilities

13 Right-of-use assets and lease liabilities

(€ million)	Floating production storage and offloading vessels (FPSO)	Drilling rig	Naval facilities and related logistic bases for oil and gas transportation	Motorway concessions and service stations	Oil and gas distribution facilities	Office buildings	Vehicles	Other	Total
2024
Net carrying amount - beginning of the year	1,977	449	724	492	17	580	17	578	4,834
Additions	630	294	690	59	53	52	19	317	2,114
Depreciation (a)	(146)	(342)	(391)	(79)	(22)	(132)	(14)	(73)	(1,199)
Impairments			(4)	(21)	(10)			(5)	(40)
Currency translation differences	145	19	5	(1)		7		18	193
Changes in the scope of consolidation		38				5	1	(2)	42
Other changes		(39)	(19)	2	(2)	(25)	(2)	(37)	(122)
Net carrying amount - end of the year	2,606	419	1,005	452	36	487	21	796	5,822
Gross carrying amount - end of the year	3,217	1,235	2,095	873	97	1,067	57	1,049	9,690
Provisions for depreciation and impairment	611	816	1,090	421	61	580	36	253	3,868
2023
Net carrying amount - beginning of the year	2,142	148	682	457	19	595	42	361	4,446
Additions	14	570	402	133	19	110	14	322	1,584
Depreciation (a)	(145)	(219)	(315)	(74)	(18)	(125)	(12)	(65)	(973)
Impairments			(3)		(2)			(36)	(41)
Reversals			3					2	5
Currency translation differences	(71)	(8)	(5)	4		(2)		(7)	(89)
Changes in the scope of consolidation						3		10	13
Other changes	37	(42)	(40)	(28)	(1)	(1)	(27)	(9)	(111)
Net carrying amount - end of the year	1,977	449	724	492	17	580	17	578	4,834
Gross carrying amount - end of the year	2,409	985	1,593	822	81	1,039	47	826	7,802
Provisions for depreciation and impairment	432	536	869	330	64	459	30	248	2,968

(a) Before capitalization of depreciation of tangible and intangible assets.

Right-of-use assets (RoU) of €5,822 million related: (i) for €4,266 million (€3,333 million at December 31, 2023) to the Exploration & Production segment and mainly comprised leases of certain FPSO vessels hired in connection with operations at offshore development projects in Ghana (OCTP) and Area 1 in Mexico with an expected term ranging between 13 and 17 years, including a renewal option as well as multi-year leases of offshore drilling rigs, in relation to the lease component only and the rental of naval vessels for shipping activities; (ii) for €519 million (€565 million at December 31, 2023) to the Enilive business line relating to highways concessions, land leases, leases of service stations for the sale of oil products and the car fleet dedicated to the car sharing business; (iii) for €476 million (€515 million at December 31, 2023) to the Corporate and Other activities segment mainly regarding property rental contracts (real estate and IT).

The increase recorded in 2024 mainly referred to: (i) the Exploration & Production segment for €1,695 million relating to rental of production and storage vessels (FPSO) (€630 million) and vessels and related logistics equipment for Oil & Gas transport (€469 million) of which €353 million relating to Eni Trade & Biofuels SpA and the rental of drilling rigs for €294 million. Main contracts concerned assets in Ivory Coast, Congo and Italy; (ii) the Enilive business line for new contracts and extension of existing contracts relating motorway concessions, land leases, service station leases and the car fleet dedicated to the car sharing business for €91 million; (iii) the Corporate and Other activities segment for €75 million, mainly referred to the renewal of the Servizi Aerei SpA aircraft fleet for €53 million.

The main leasing contracts signed for which the asset is not yet available concern: (i) a contract with a nominal value of €329 million relating to leasing of office buildings with an expiry date of 20 years including an extension option of 6 years; (ii) storage capacity and time charter vessels rental contracts of €16 million.

Main future cash outflows potentially due not reflected in the measurements of lease liabilities related to options for the extension or termination of leases existing as of December 31, 2024 of: (i) ancillary assets in the upstream business for €855 million; (iii) service stations for the sale of oil products of €131 million; (iii) office buildings of €287 million.

Liabilities for leased assets were as follows:

(€ million)	Current portion of long-term lease liabilities	Long-term lease liabilities	Total
2024
Carrying amount at the beginning of the year	1,128	4,208	5,336
Additions		2,109	2,109
Decreases	(1,194)	(11)	(1,205)
Currency translation differences	36	175	211
Changes in the scope of consolidation	35	15	50
Other changes	1,274	(1,322)	(48)
Carrying amount at the end of the year	1,279	5,174	6,453
2023
Carrying amount at the beginning of the year	884	4,067	4,951
Additions		1,584	1,584
Decreases	(949)	(14)	(963)
Currency translation differences	(16)	(81)	(97)
Changes in the scope of consolidation	1	12	13
Other changes	1,208	(1,360)	(152)
Carrying amount at the end of the year	1,128	4,208	5,336

Lease liabilities related for €616 million (€480 million at December 31, 2023) to the portion of the liabilities attributable to joint operators in Eni-led projects which will be recovered through the mechanism of the cash calls.

Total cash outflows for leases consisted of the following: (i) cash payments for the principal portion of the lease liability for €1,205 million; (ii) cash payments for the interest portion of €305 million.

Lease liabilities stated in U.S. dollars for €4,510 million and in euro for €1,723 million (€3,573 million and €1,608 million at December 31, 2023, respectively).

Other changes in right-of-use assets and lease liabilities essentially related to early termination or renegotiation of lease contracts.

Liabilities for leased assets with related parties are described in note 36 — Transactions with related parties.

The amounts recognised in the profit and loss account consist of the following:

(€ million)	2024	2023	2022
Other income and revenues
Income from remeasurement of lease liabilities	14	17	6
	14	17	6
Purchases, services and other
Expense from remeasurement of lease liabilities	3	3	1
Short-term leases	81	59	113
Low-value leases	37	37	27
Variable lease payments not included in the measurement of lease liabilities	22	20	14
Capitalized direct cost associated with self-constructed assets - tangible assets	(5)	(5)	(5)
	138	114	150
Depreciation, net impairments and write-off
Depreciation of RoU leased assets	1,199	973	1,013
Capitalized direct cost associated with self-constructed assets - tangible and intangible assets	(277)	(199)	(186)
Impairments of RoU leased assets	40	41	18
Reversals of RoU leased assets	(4)	(5)	(14)
Write-off of RoU leased assets	3
	961	810	831
Finance income (expense) from leases
Interests on lease liabilities	(314)	(267)	(315)
Capitalized finance expense of RoU leased assets - tangible assets	17	11	8
Net currency translation differences on lease liabilities	(36)	19	(4)
	(333)	(237)	(311)